Eaton Vance Institutional Emerging Markets Debt Fund

EATON VANCE INSTITUTIONAL EMERGING MARKETS LOCAL DEBT FUND

Supplement to Prospectus dated December 1, 2013

1. The Fund’s name is changed to Eaton Vance Institutional Emerging Markets Debt Fund.

2. The following replaces the first paragraph under “Principal Investment Strategies” in “Fund Summary”:

The Fund normally seeks its investment objective of total return by investing significantly in securities (including fixed-income instruments), derivatives and other instruments to establish long and short investment exposures to emerging markets. Total return is defined as income plus capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in (i) income instruments issued by emerging market entities or sovereign nations, and/or (ii) derivative instruments denominated in or based on the currencies, interest rates or issues of emerging market countries (the “80% Policy”). Except as noted below, the Fund’s short investment exposures to emerging markets will not exceed 20% of net assets and its short exposures to the euro will not exceed 30% of net assets (after netting corresponding long positions). The Fund expects to hold U.S. Treasury, government agency and agency mortgage-backed securities (and derivatives thereon) to use as collateral for its derivative positions and to help manage duration. The limitations on short exposures do not apply to positions intended to manage exposure to duration.

3. The following replaces the fourth paragraph under “Principal Investment Strategies” in “Fund Summary”:

The Fund will have significant exposure to foreign currencies and duration and its investments in a particular geographic region or country also may be significant. The Fund’s investment adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging markets. An emerging market country is any country determined by the Fund’s investment adviser to have an emerging market economy, considering factors such as the country’s political and economic stability, and the development of its financial and capital markets. Emerging market countries include so-called frontier market countries, which generally are considered by the portfolio managers to be countries that (i) are not included in the Index, or (ii) represent 2% or less of the Index. The Fund does not invest in developed countries, except for purposes of hedging and investments (including through derivative investments) in U.S. Treasuries and government agency securities, and agency mortgage-backed securities. The Fund currently considers the following countries to be developed: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom and United States.

February 24, 2014